Revenue - Summary of Revenues From Contracts With Customers Disaggregated by Material Revenue Category (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenue	¥ 2,852,277	$ 447,584	¥ 1,831,077	¥ 853,010
Colocation Services Recognized Over Time
Disaggregation Of Revenue [Line Items]
Total revenue	2,649,371	415,744	1,701,911	678,348
Colocation Rental Recognized Over Time
Disaggregation Of Revenue [Line Items]
Total revenue	114,681	17,996	124,991	128,870
Others Recognized Over Time
Disaggregation Of Revenue [Line Items]
Total revenue	¥ 88,225	$ 13,844	¥ 4,175	¥ 45,792